Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements of Cash Flows [Abstract]
Amount of debt conversion	$ 300,000	$ 300,000